BNY Mellon Smallcap Stock Index Fund
Statement of Investments
January 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.5%
Automobiles & Components — 1.5%
Adient PLC (a)	66,328	1,156,097
American Axle & Manufacturing Holdings, Inc. (a)	87,934	459,895
Dana, Inc.	99,755	1,590,095
Dorman Products, Inc. (a)	21,177	2,780,116
Fox Factory Holding Corp. (a)	32,275	881,753
Gentherm, Inc. (a)	24,051	917,546
LCI Industries (b)	19,932	2,088,674
Patrick Industries, Inc.	26,142	2,539,434
Phinia, Inc.	32,441	1,650,922
Standard Motor Products, Inc.	16,453	510,372
Winnebago Industries, Inc. (b)	22,609	1,080,710
XPEL, Inc. (a),(b)	17,834	747,780
		16,403,394
Banks — 9.0%
Ameris Bancorp	49,942	3,278,692
Atlantic Union Bankshares Corp.	69,039	2,607,603
Axos Financial, Inc. (a)	42,045	2,940,207
Banc of California, Inc.	105,943	1,697,207
BancFirst Corp.	15,406	1,834,547
Bank of Hawaii Corp.	30,754	2,291,481
BankUnited, Inc.	57,583	2,367,237
Banner Corp.	26,539	1,875,511
Berkshire Hills Bancorp, Inc.	32,842	965,883
Brookline Bancorp, Inc.	69,874	854,559
Capitol Federal Financial, Inc.	98,136	583,909
Cathay General Bancorp	55,403	2,631,088
Central Pacific Financial Corp.	21,366	638,630
City Holding Co.	11,534	1,362,511
Community Financial System, Inc.	40,935	2,682,471
Customers Bancorp, Inc. (a)	22,877	1,303,531
CVB Financial Corp.	101,491	2,115,072
Dime Community Bancshares, Inc.	30,838	963,071
Eagle Bancorp, Inc.	23,811	624,086
FB Financial Corp.	27,174	1,435,059
First BanCorp/Puerto Rico	126,592	2,628,050
First Bancorp/Southern Pines NC	32,146	1,418,603
First Commonwealth Financial Corp.	78,236	1,304,977
First Financial Bancorp	73,387	2,056,304
First Hawaiian, Inc.	98,995	2,734,242
Fulton Financial Corp.	141,891	2,886,063
Hanmi Financial Corp.	23,053	553,733
Heritage Financial Corp.	26,823	689,351
Hilltop Holdings, Inc.	35,720	1,078,030
Hope Bancorp, Inc.	93,982	1,095,830

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Banks — 9.0% (continued)
Independent Bank Corp.	32,860	2,206,878
Lakeland Financial Corp.	19,950	1,357,398
National Bank Holdings Corp., Cl. A	29,807	1,285,576
NBT Bancorp, Inc.	36,971	1,760,929
Northwest Bancshares, Inc.	97,538	1,288,477
OFG Bancorp	36,090	1,541,404
Pacific Premier Bancorp, Inc.	74,622	1,932,710
Park National Corp.	11,256	1,910,256
Pathward Financial, Inc.	19,294	1,538,311
Preferred Bank	9,764	892,039
Provident Financial Services, Inc.	100,346	1,863,425
Renasant Corp. (b)	49,034	1,906,442
S&T Bancorp, Inc.	29,917	1,179,926
Seacoast Banking Corp. of Florida	66,065	1,879,549
ServisFirst Bancshares, Inc.	38,911	3,528,060
Simmons First National Corp., Cl. A	96,882	2,201,159
Southside Bancshares, Inc.	21,989	691,114
Stellar Bancorp, Inc.	36,510	1,036,884
The Bancorp, Inc. (a)	37,615	2,296,772
Tompkins Financial Corp.	9,714	680,660
Triumph Financial, Inc. (a)	16,924	1,304,163
TrustCo Bank Corp. NY	15,310	492,370
Trustmark Corp.	47,824	1,793,400
United Community Banks, Inc.	92,306	3,061,790
Veritex Holdings, Inc.	41,744	1,118,739
WaFd, Inc.	62,774	1,863,132
Westamerica BanCorp	21,094	1,091,825
WSFS Financial Corp.	45,501	2,548,056
		97,748,982
Capital Goods — 11.3%
AAR Corp. (a)	27,180	1,841,717
AeroVironment, Inc. (a),(b)	21,722	3,913,218
Air Lease Corp.	80,412	3,715,034
Alamo Group, Inc.	8,068	1,497,098
Albany International Corp., Cl. A	24,314	1,963,356
American Woodmark Corp. (a)	12,083	940,782
Apogee Enterprises, Inc.	16,983	866,473
Arcosa, Inc.	37,884	3,837,649
Armstrong World Industries, Inc.	33,807	5,105,195
Astec Industries, Inc.	17,510	611,274
AZZ, Inc.	23,027	1,975,486
Boise Cascade Co.	29,740	3,751,998
CSW Industrials, Inc.	13,029	4,297,095
DNOW, Inc. (a)	82,711	1,230,740
DXP Enterprises, Inc. (a),(b)	10,016	1,014,521
Dycom Industries, Inc. (a)	22,702	4,294,310

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Capital Goods — 11.3% (continued)
Enerpac Tool Group Corp.	42,130	1,903,855
Enpro, Inc.	16,381	3,041,952
ESCO Technologies, Inc.	19,954	2,648,694
Everus Construction Group, Inc. (a)	39,640	2,727,628
Federal Signal Corp.	47,598	4,679,359
Franklin Electric Co., Inc.	30,664	3,066,093
Gates Industrial Corp. PLC (a)	175,638	3,633,950
Gibraltar Industries, Inc. (a)	23,244	1,426,484
GMS, Inc. (a),(b)	30,208	2,547,743
Granite Construction, Inc. (b)	34,024	2,998,875
Griffon Corp.	30,816	2,334,928
Hayward Holdings, Inc. (a)	111,251	1,675,440
Hillenbrand, Inc.	54,947	1,867,649
Insteel Industries, Inc.	15,625	448,281
JBT Marel Corp. (b)	36,105	4,801,965
Kennametal, Inc.	60,386	1,446,245
Lindsay Corp.	8,423	1,130,282
Masterbrand, Inc. (a)	99,146	1,717,209
Mercury Systems, Inc. (a)	39,600	1,650,924
Moog, Inc., Cl. A	22,386	4,066,641
MYR Group, Inc. (a)	12,470	1,765,378
National Presto Industries, Inc.	3,995	384,199
Powell Industries, Inc. (b)	7,292	1,748,476
Proto Labs, Inc. (a)	19,202	801,299
Quanex Building Products Corp.	35,889	753,669
Resideo Technologies, Inc. (a)	114,098	2,569,487
Rush Enterprises, Inc., Cl. A	48,510	2,946,983
SPX Technologies, Inc. (a)	35,933	5,336,769
Standex International Corp.	9,427	1,722,313
Sunrun, Inc. (a),(b)	175,088	1,584,546
Tennant Co.	14,476	1,237,988
The Greenbrier Companies, Inc.	24,298	1,609,986
Titan International, Inc. (a),(b)	39,652	350,127
Trinity Industries, Inc.	63,675	2,408,825
Triumph Group, Inc. (a)	60,769	1,138,811
Vicor Corp. (a),(b)	18,189	930,186
Wabash National Corp.	33,318	519,761
Zurn Elkay Water Solutions Corp.	110,683	4,365,338
		122,844,284
Commercial & Professional Services — 3.8%
ABM Industries, Inc.	48,659	2,596,444
Amentum Holdings, Inc. (a)	96,149	2,016,245
Brady Corp., Cl. A	34,282	2,553,666
CoreCivic, Inc. (a)	86,685	1,773,575
CSG Systems International, Inc.	21,823	1,282,974
Deluxe Corp.	34,689	804,438

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Commercial & Professional Services — 3.8% (continued)
Enviri Corp. (a),(b)	63,590	609,192
Healthcare Services Group, Inc. (a)	57,779	640,769
Heidrick & Struggles International, Inc.	15,636	726,918
HNI Corp.	36,832	1,836,075
Interface, Inc.	44,685	1,106,401
Korn Ferry	40,281	2,849,075
Liquidity Services, Inc. (a)	17,102	592,584
Matthews International Corp., Cl. A	23,685	662,943
MillerKnoll, Inc.	54,381	1,220,310
NV5 Global, Inc. (a)	39,483	743,860
Openlane, Inc. (a)	82,784	1,681,343
Pitney Bowes, Inc.	123,876	1,103,735
Pursuit Attractions and Hospitality, Inc. (a)	16,625	656,688
Robert Half, Inc.	78,668	5,096,900
The GEO Group, Inc. (a)	105,648	3,328,968
UniFirst Corp.	11,771	2,522,761
Verra Mobility Corp. (a)	128,350	3,387,156
Vestis Corp.	88,732	1,240,473
		41,033,493
Consumer Discretionary Distribution & Retail — 4.4%
Academy Sports & Outdoors, Inc. (b)	54,975	2,875,742
Advance Auto Parts, Inc. (b)	46,316	2,246,326
American Eagle Outfitters, Inc.	134,847	2,176,431
Asbury Automotive Group, Inc. (a)	15,188	4,505,976
Bath & Body Works, Inc.	169,866	6,388,660
Boot Barn Holdings, Inc. (a)	23,766	3,822,761
Caleres, Inc.	27,715	508,016
Etsy, Inc. (a)	86,936	4,773,656
Foot Locker, Inc. (a)	63,763	1,278,448
Group 1 Automotive, Inc.	10,108	4,614,201
Guess, Inc. (b)	21,308	275,086
Kohl’s Corp. (b)	87,665	1,158,055
Leslie’s, Inc. (a)	143,248	289,361
MarineMax, Inc. (a)	15,657	475,347
Monro, Inc.	22,857	448,911
National Vision Holdings, Inc. (a)	61,804	704,566
Sally Beauty Holdings, Inc. (a)	78,754	856,056
Shoe Carnival, Inc.	13,674	370,018
Signet Jewelers Ltd.	34,079	2,018,499
Sonic Automotive, Inc., Cl. A	11,190	830,858
The Buckle, Inc.	23,018	1,095,887
The ODP Corp. (a)	23,139	522,941
Upbound Group, Inc.	37,325	1,095,115
Urban Outfitters, Inc. (a)	43,609	2,416,811
Victoria’s Secret & Co. (a)	60,864	2,213,015
		47,960,743

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Consumer Durables & Apparel — 5.1%
Carter’s, Inc. (b)	27,797	1,498,814
Cavco Industries, Inc. (a)	6,299	3,203,923
Century Communities, Inc.	21,067	1,609,098
Champion Homes, Inc. (a)	40,989	3,784,514
Dream Finders Homes, Inc., Cl. A (a),(b)	21,432	494,436
Ethan Allen Interiors, Inc.	17,598	545,890
G-III Apparel Group Ltd. (a)	30,266	944,905
Green Brick Partners, Inc. (a)	23,705	1,433,441
Hanesbrands, Inc. (a)	272,419	2,212,042
Helen of Troy Ltd. (a),(b)	17,726	1,095,112
Installed Building Products, Inc.	17,999	3,578,921
Kontoor Brands, Inc.	38,535	3,539,440
La-Z-Boy, Inc.	32,356	1,527,203
Leggett & Platt, Inc.	104,806	1,106,751
LGI Homes, Inc. (a)	15,855	1,415,535
M/I Homes, Inc. (a)	21,251	2,673,376
Meritage Homes Corp.	56,285	4,382,913
Newell Brands, Inc.	322,577	3,212,867
Oxford Industries, Inc.	11,447	959,946
Sonos, Inc. (a)	93,135	1,284,332
Steven Madden Ltd.	55,943	2,296,460
Sturm Ruger & Co., Inc.	13,384	476,470
Topgolf Callaway Brands Corp. (a),(b)	108,580	853,439
Tri Pointe Homes, Inc. (a)	72,655	2,678,063
VF Corp. (b)	256,807	6,669,278
Wolverine World Wide, Inc. (b)	62,526	1,396,206
Worthington Enterprises, Inc.	23,911	1,001,871
		55,875,246
Consumer Services — 3.6%
Adtalem Global Education, Inc. (a)	29,191	3,127,232
BJ’s Restaurants, Inc. (a)	17,617	637,559
Bloomin’ Brands, Inc.	59,533	747,734
Brinker International, Inc. (a)	34,438	6,266,683
Cracker Barrel Old Country Store, Inc. (b)	17,151	1,114,472
Dave & Buster’s Entertainment, Inc. (a),(b)	24,842	659,804
Frontdoor, Inc. (a)	58,784	3,519,986
Golden Entertainment, Inc.	15,890	520,239
Jack in the Box, Inc. (b)	14,317	561,083
Mister Car Wash, Inc. (a)	70,924	568,810
Monarch Casino & Resort, Inc.	9,696	827,457
Papa John’s International, Inc. (b)	25,455	1,007,254
Penn Entertainment, Inc. (a),(b)	115,742	2,384,285
Perdoceo Education Corp.	48,379	1,392,348
Sabre Corp. (a)	297,674	997,208
Shake Shack, Inc., Cl. A (a)	31,201	3,685,774
Six Flags Entertainment Corp. (b)	72,240	3,185,062

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Consumer Services — 3.6% (continued)
Strategic Education, Inc.	18,762	1,842,991
Stride, Inc. (a),(b)	33,271	4,488,258
The Cheesecake Factory, Inc. (b)	36,040	2,023,646
		39,557,885
Consumer Staples Distribution & Retail — .7%
Grocery Outlet Holding Corp. (a),(b)	76,815	1,243,635
PriceSmart, Inc.	19,387	1,763,635
SpartanNash Co.	26,647	485,775
The Andersons, Inc.	24,752	1,008,644
The Chefs’ Warehouse, Inc. (a)	26,564	1,430,737
United Natural Foods, Inc. (a)	47,103	1,400,843
		7,333,269
Energy — 4.7%
Archrock, Inc.	135,739	3,812,909
Atlas Energy Solutions, Inc. (b)	47,234	1,084,493
Bristow Group, Inc. (a)	19,614	654,519
Cactus, Inc., Cl. A	51,938	3,101,218
California Resources Corp.	55,942	2,752,346
Comstock Resources, Inc. (a),(b)	70,390	1,306,438
Core Laboratories, Inc. (b)	36,194	614,212
Core Natural Resources, Inc. (b)	39,361	3,555,873
Crescent Energy Co., Cl. A	135,319	2,037,904
CVR Energy, Inc. (b)	26,775	507,386
Dorian LPG Ltd. (b)	28,724	690,525
Green Plains, Inc. (a)	49,152	438,927
Helix Energy Solutions Group, Inc. (a)	109,475	877,990
Helmerich & Payne, Inc.	76,616	2,420,299
Innovex International, Inc. (a)	30,665	477,761
International Seaways, Inc. (b)	31,364	1,221,628
Liberty Energy, Inc. (b)	126,621	2,318,431
Magnolia Oil & Gas Corp., Cl. A	147,704	3,500,585
Nabors Industries Ltd. (a)	6,832	390,927
Northern Oil & Gas, Inc.	77,211	2,775,735
Oceaneering International, Inc. (a)	78,934	1,961,510
Par Pacific Holdings, Inc. (a)	43,211	722,488
Patterson-UTI Energy, Inc. (b)	277,098	2,236,181
Peabody Energy Corp. (b)	95,328	1,730,203
ProPetro Holding Corp. (a)	60,226	534,807
REX American Resources Corp. (a)	11,849	494,340
RPC, Inc.	65,967	404,378
SM Energy Co.	88,473	3,358,435
Talos Energy, Inc. (a)	95,444	946,804
Tidewater, Inc. (a),(b)	37,256	2,053,178
Vital Energy, Inc. (a)	20,509	654,237
World Kinect Corp.	45,385	1,283,034
		50,919,701

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Equity Real Estate Investment Trusts — 6.8%
Acadia Realty Trust (b),(c)	91,791	2,114,865
Alexander & Baldwin, Inc. (c)	56,917	1,015,968
American Assets Trust, Inc. (c)	36,479	885,710
Apple Hospitality REIT, Inc. (c)	172,651	2,665,731
Armada Hoffler Properties, Inc. (c)	60,083	587,612
Brandywine Realty Trust (c)	135,485	743,813
CareTrust REIT, Inc. (c)	144,845	3,838,392
Centerspace (c)	12,854	780,880
Curbline Properties Corp. (c)	73,171	1,790,494
DiamondRock Hospitality Co. (c)	158,582	1,392,350
Douglas Emmett, Inc. (c)	130,206	2,390,582
Easterly Government Properties, Inc. (c)	77,253	877,594
Elme Communities (c)	67,787	1,034,430
Essential Properties Realty Trust, Inc. (b),(c)	135,972	4,364,701
Four Corners Property Trust, Inc. (c)	74,020	2,030,369
Getty Realty Corp. (c)	38,998	1,209,328
Global Net Lease, Inc. (b),(c)	152,550	1,096,834
Highwoods Properties, Inc. (c)	82,628	2,461,488
Innovative Industrial Properties, Inc. (c)	22,079	1,582,623
JBG SMITH Properties (b),(c)	65,716	1,019,255
LTC Properties, Inc. (c)	35,628	1,225,603
LXP Industrial Trust (c)	227,524	1,893,000
Medical Properties Trust, Inc. (b),(c)	468,201	2,195,863
NexPoint Residential Trust, Inc. (c)	17,185	678,464
Outfront Media, Inc. (c)	105,624	1,943,482
Pebblebrook Hotel Trust (c)	93,452	1,227,025
Phillips Edison & Co., Inc. (c)	95,471	3,468,461
Retail Opportunity Investments Corp. (c)	99,922	1,745,637
Safehold, Inc. (b),(c)	36,151	586,008
Saul Centers, Inc. (c)	9,779	357,129
SITE Centers Corp. (c)	37,470	561,301
SL Green Realty Corp. (c)	54,611	3,680,235
Summit Hotel Properties, Inc. (c)	84,737	568,585
Sunstone Hotel Investors, Inc. (c)	157,547	1,785,007
Tanger, Inc. (c)	86,022	2,823,242
Terreno Realty Corp. (b),(c)	77,397	5,063,312
The Macerich Company (c)	190,956	3,968,066
Uniti Group, Inc. (c)	194,319	1,059,039
Universal Health Realty Income Trust (c)	10,346	403,908
Urban Edge Properties (c)	95,506	1,942,592
Veris Residential, Inc. (c)	62,448	995,421
Whitestone REIT (c)	35,052	469,697
Xenia Hotels & Resorts, Inc. (c)	79,575	1,190,442
		73,714,538
Financial Services — 7.3%
Apollo Commercial Real Estate Finance, Inc. (b),(c)	100,536	890,749

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Financial Services — 7.3% (continued)
Arbor Realty Trust, Inc. (b),(c)	147,171	1,970,620
ARMOUR Residential REIT, Inc. (b),(c)	42,309	796,255
Artisan Partners Asset Management, Inc., Cl. A (b)	53,887	2,408,210
BGC Group, Inc., Cl. A	289,614	2,762,918
Blackstone Mortgage Trust, Inc., Cl. A (b),(c)	134,224	2,416,032
Bread Financial Holdings, Inc.	38,446	2,434,785
Brightsphere Investment Group, Inc.	21,253	529,625
Cohen & Steers, Inc.	20,754	1,839,427
Donnelley Financial Solutions, Inc. (a)	20,847	1,383,615
Ellington Financial, Inc. (b),(c)	69,803	876,726
Encore Capital Group, Inc. (a)	18,096	895,752
Enova International, Inc. (a)	20,225	2,271,672
EVERTEC, Inc.	49,704	1,613,889
EZCORP, Inc., Cl. A (a)	40,634	488,014
Franklin BSP Realty Trust, Inc. (c)	64,679	823,364
Green Dot Corp., Cl. A (a)	42,238	374,651
HA Sustainable Infrastructure Capital, Inc. (b)	92,445	2,589,384
Jackson Financial, Inc., Cl. A	57,239	5,394,203
KKR Real Estate Finance Trust, Inc. (c)	46,737	466,435
Moelis & Co., Cl. A	54,957	4,302,584
Mr. Cooper Group, Inc. (a)	49,679	5,157,177
Navient Corp.	59,605	814,800
NCR Atleos Corp. (a)	56,053	1,785,849
New York Mortgage Trust, Inc. (b),(c)	69,948	421,786
NMI Holdings, Inc. (a)	61,114	2,360,223
Payoneer Global, Inc. (a)	200,723	2,127,664
PennyMac Mortgage Investment Trust (b),(c)	68,403	930,281
Piper Sandler Cos.	12,331	3,910,653
PJT Partners, Inc., Cl. A	18,409	3,036,933
PRA Group, Inc. (a)	30,430	672,807
PROG Holdings, Inc.	32,575	1,392,581
Radian Group, Inc.	116,151	3,951,457
Ready Capital Corp. (b),(c)	131,181	872,354
Redwood Trust, Inc. (c)	98,290	643,799
StepStone Group, Inc., Cl. A	48,859	3,130,885
StoneX Group, Inc. (a)	22,127	2,423,349
Two Harbors Investment Corp. (c)	79,060	1,008,015
Virtu Financial, Inc., Cl. A	63,270	2,534,596
Virtus Investment Partners, Inc.	5,154	1,028,223
Walker & Dunlop, Inc.	24,826	2,385,034
WisdomTree, Inc.	89,845	879,583
World Acceptance Corp. (a)	2,557	360,946
		79,357,905
Food, Beverage & Tobacco — 1.3%
B&G Foods, Inc.	62,263	403,464
Cal-Maine Foods, Inc.	31,612	3,410,935

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Food, Beverage & Tobacco — 1.3% (continued)
Fresh Del Monte Produce, Inc.	26,505	808,137
J & J Snack Foods Corp.	12,011	1,648,269
John B. Sanfilippo & Son, Inc.	7,246	524,176
MGP Ingredients, Inc. (b)	10,760	388,759
National Beverage Corp.	18,259	767,791
The Hain Celestial Group, Inc. (a),(b)	71,868	363,652
The Simply Good Foods Company (a)	70,706	2,686,828
Tootsie Roll Industries, Inc.	12,593	391,139
TreeHouse Foods, Inc. (a)	35,438	1,223,320
Universal Corp.	19,005	1,009,546
WK Kellogg Co. (b)	51,994	862,580
		14,488,596
Health Care Equipment & Services — 7.4%
AdaptHealth Corp. (a)	82,807	895,972
Addus HomeCare Corp. (a)	13,929	1,743,354
AMN Healthcare Services, Inc. (a)	30,062	827,306
Artivion, Inc. (a),(b)	28,720	889,171
Astrana Health, Inc. (a)	32,432	1,195,768
Avanos Medical, Inc. (a)	34,645	596,587
Certara, Inc. (a)	85,491	1,216,537
Concentra Group Holdings Parent, Inc.	84,007	1,958,203
CONMED Corp. (b)	24,116	1,731,046
CorVel Corp. (a)	21,107	2,445,246
Embecta Corp.	45,117	808,948
Enovis Corp. (a)	42,783	2,009,945
Fulgent Genetics, Inc. (a)	15,268	254,060
Glaukos Corp. (a)	42,766	6,690,313
HealthStream, Inc.	18,689	610,196
Hims & Hers Health, Inc. (a),(b)	148,331	5,529,780
ICU Medical, Inc. (a)	18,979	3,119,388
Inari Medical, Inc. (a)	39,055	3,111,512
Inspire Medical Systems, Inc. (a)	23,386	4,525,191
Integer Holdings Corp. (a),(b)	25,980	3,694,876
Integra LifeSciences Holdings Corp. (a)	51,896	1,354,486
LeMaitre Vascular, Inc. (b)	15,995	1,550,395
Merit Medical Systems, Inc. (a)	45,191	4,920,396
National HealthCare Corp.	9,579	983,476
NeoGenomics, Inc. (a)	100,401	1,435,734
Omnicell, Inc. (a)	35,949	1,617,346
Owens & Minor, Inc. (a)	57,154	813,873
Patterson Cos., Inc.	61,171	1,893,242
Pediatrix Medical Group, Inc. (a)	65,899	921,268
Premier, Inc., Cl. A (b)	74,394	1,685,768
Privia Health Group, Inc. (a)	80,540	1,840,339
Progyny, Inc. (a)	57,999	1,343,837
QuidelOrtho Corp. (a),(b)	51,018	2,217,242

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Health Care Equipment & Services — 7.4% (continued)
RadNet, Inc. (a)	50,632	3,314,877
Schrodinger, Inc. (a),(b)	43,650	1,094,524
Select Medical Holdings Corp.	80,943	1,592,149
Simulations Plus, Inc.	12,192	418,429
STAAR Surgical Co. (a)	39,341	951,659
Tandem Diabetes Care, Inc. (a)	51,600	1,912,296
TransMedics Group, Inc. (a),(b)	26,120	1,764,406
U.S. Physical Therapy, Inc.	11,558	1,025,310
UFP Technologies, Inc. (a),(b)	5,731	1,574,076
		80,078,527
Household & Personal Products — .8%
Central Garden & Pet Co. (a),(b)	7,608	277,616
Central Garden & Pet Co., Cl. A (a)	40,466	1,262,135
Edgewell Personal Care Co.	37,438	1,246,686
Energizer Holdings, Inc.	51,178	1,739,540
Interparfums, Inc.	13,898	1,959,896
USANA Health Sciences, Inc. (a)	8,574	279,255
WD-40 Co.	10,594	2,489,060
		9,254,188
Insurance — 2.4%
Ambac Financial Group, Inc. (a)	37,035	430,717
AMERISAFE, Inc.	14,684	734,494
Assured Guaranty Ltd.	36,967	3,497,078
Employers Holdings, Inc.	19,058	936,891
Genworth Financial, Inc. (a)	329,953	2,385,560
Goosehead Insurance, Inc., Cl. A	18,885	2,023,905
HCI Group, Inc. (b)	6,566	800,592
Horace Mann Educators Corp.	32,050	1,238,092
Lincoln National Corp.	131,780	4,633,385
Mercury General Corp.	21,028	1,048,036
Palomar Holdings, Inc. (a)	20,491	2,210,364
ProAssurance Corp. (a)	39,447	590,127
Safety Insurance Group, Inc.	11,804	932,634
SiriusPoint Ltd. (a)	72,464	1,055,076
Stewart Information Services Corp.	21,515	1,402,563
Trupanion, Inc. (a),(b)	26,338	1,249,475
United Fire Group, Inc.	17,264	428,320
		25,597,309
Materials — 4.1%
AdvanSix, Inc.	20,564	643,242
Alpha Metallurgical Resources, Inc. (a)	8,470	1,551,450
ATI, Inc. (a)	110,585	6,313,298
Balchem Corp.	25,321	4,050,347
Century Aluminum Company (a)	39,859	728,623
H.B. Fuller Company	42,333	2,672,482
Hawkins, Inc.	14,750	1,576,922

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Materials — 4.1% (continued)
Ingevity Corp. (a)	28,251	1,281,183
Innospec, Inc.	19,544	2,215,312
Kaiser Aluminum Corp.	12,554	878,780
Koppers Holdings, Inc.	15,393	458,096
Materion Corp.	16,259	1,642,159
Mativ Holdings, Inc.	42,324	404,194
Metallus, Inc. (a)	29,863	446,153
Minerals Technologies, Inc.	24,944	1,912,955
MP Materials Corp. (a),(b)	94,090	2,066,216
O-I Glass, Inc. (a)	119,019	1,421,087
Quaker Chemical Corporation	10,538	1,487,755
Sealed Air Corp.	113,353	3,948,085
Sensient Technologies Corp.	32,720	2,470,687
Stepan Co.	16,470	1,044,033
SunCoke Energy, Inc.	65,263	612,820
Sylvamo Corp.	26,748	2,142,515
Warrior Met Coal, Inc.	41,005	2,163,834
Worthington Steel, Inc.	27,416	796,435
		44,928,663
Media & Entertainment — 2.4%
Cable One, Inc. (b)	3,602	1,095,044
Cargurus, Inc. (a)	68,342	2,679,006
Cars.com, Inc. (a)	45,588	816,937
Cinemark Holdings, Inc. (a)	83,492	2,390,376
EchoStar Corp., Cl. A (a),(b)	93,666	2,590,802
IAC, Inc. (a)	55,005	2,328,362
John Wiley & Sons, Inc., Cl. A	32,117	1,314,549
Madison Square Garden Sports Corp. (a)	12,905	2,837,422
QuinStreet, Inc. (a)	44,069	1,042,673
Scholastic Corp.	19,623	380,882
Shutterstock, Inc.	18,398	543,109
TechTarget, Inc. (a)	20,801	354,241
TEGNA, Inc. (b)	124,408	2,266,714
Thryv Holdings, Inc. (a)	32,123	562,474
TripAdvisor, Inc. (a)	85,770	1,506,121
Yelp, Inc. (a)	51,144	2,042,691
Ziff Davis, Inc. (a)	33,420	1,801,004
		26,552,407
Pharmaceuticals, Biotechnology & Life Sciences — 4.8%
Acadia Pharmaceuticals, Inc. (a)	96,151	1,794,178
ADMA Biologics, Inc. (a)	183,294	2,960,198
Alkermes PLC (a)	125,921	3,970,289
Amphastar Pharmaceuticals, Inc. (a),(b)	28,948	1,009,417
ANI Pharmaceuticals, Inc. (a)	12,699	744,669
Arcus Biosciences, Inc. (a)	41,846	539,813
Arrowhead Pharmaceuticals, Inc. (a)	96,546	1,919,335

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 4.8% (continued)
Azenta, Inc. (a),(b)	35,648	1,926,774
BioLife Solutions, Inc. (a),(b)	28,113	767,626
Catalyst Pharmaceuticals, Inc. (a)	87,869	1,982,325
Collegium Pharmaceutical, Inc. (a)	24,937	800,976
Corcept Therapeutics, Inc. (a)	72,346	4,841,394
Cytek Biosciences, Inc. (a)	80,514	414,647
Dynavax Technologies Corp. (a),(b)	93,575	1,221,154
Fortrea Holdings, Inc. (a)	70,847	1,190,938
Harmony Biosciences Holdings, Inc. (a)	29,698	1,151,391
Innoviva, Inc. (a)	42,274	787,987
Ironwood Pharmaceuticals, Inc. (a)	108,141	253,050
Krystal Biotech, Inc. (a)	19,695	3,146,079
Ligand Pharmaceuticals, Inc. (a)	14,757	1,719,928
Mesa Laboratories, Inc. (b)	4,327	595,785
Myriad Genetics, Inc. (a)	70,906	898,379
Organon & Co. (b)	199,769	3,108,406
Pacira BioSciences, Inc. (a),(b)	35,958	946,774
Phibro Animal Health Corp., Cl. A	15,837	345,405
Prestige Consumer Healthcare, Inc. (a)	38,236	2,935,378
Protagonist Therapeutics, Inc. (a)	45,861	1,733,546
Supernus Pharmaceuticals, Inc. (a)	42,739	1,639,895
TG Therapeutics, Inc. (a),(b)	103,426	3,278,604
Vericel Corp. (a)	38,175	2,234,765
Vir Biotechnology, Inc. (a)	71,689	745,566
Xencor, Inc. (a)	55,308	1,011,030
		52,615,701
Real Estate Management & Development — .6%
Cushman & Wakefield PLC (a),(b)	177,358	2,445,767
eXp World Holdings, Inc. (b)	67,172	764,417
Kennedy-Wilson Holdings, Inc.	92,937	841,080
Marcus & Millichap, Inc.	18,349	700,198
The St. Joe Company	29,599	1,423,712
		6,175,174
Semiconductors & Semiconductor Equipment — 3.1%
Alpha & Omega Semiconductor Ltd. (a),(b)	18,550	712,691
Axcelis Technologies, Inc. (a)	25,225	1,715,300
CEVA, Inc. (a)	18,424	593,437
Cohu, Inc. (a)	35,945	823,500
Diodes, Inc. (a)	35,693	2,105,173
FormFactor, Inc. (a)	59,813	2,395,511
Ichor Holdings Ltd. (a)	26,592	730,216
Impinj, Inc. (a),(b)	17,947	2,277,295
Kulicke & Soffa Industries, Inc.	41,184	1,826,510
MaxLinear, Inc. (a)	60,014	1,071,850
PDF Solutions, Inc. (a)	24,140	672,540
Penguin Solutions, Inc. (a),(b)	41,219	835,921

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Semiconductors & Semiconductor Equipment — 3.1% (continued)
Photronics, Inc. (a)	49,380	1,135,246
Qorvo, Inc. (a),(b)	73,323	6,084,343
Semtech Corp. (a)	65,702	4,399,406
SiTime Corp. (a)	14,744	3,010,725
SolarEdge Technologies, Inc. (a),(b)	45,850	600,635
Ultra Clean Holdings, Inc. (a)	35,086	1,293,621
Veeco Instruments, Inc. (a)	43,988	1,116,415
Wolfspeed, Inc. (a),(b)	100,058	613,356
		34,013,691
Software & Services — 4.4%
A10 Networks, Inc.	56,970	1,117,182
ACI Worldwide, Inc. (a)	81,274	4,352,223
Adeia, Inc.	84,131	1,081,083
Agilysys, Inc. (a)	17,316	1,562,249
Alarm.com Holdings, Inc. (a)	38,585	2,340,952
BlackLine, Inc. (a)	40,261	2,570,665
Box, Inc., Cl. A (a)	111,113	3,710,063
Clear Secure, Inc., Cl. A (b)	73,308	1,735,200
DigitalOcean Holdings, Inc. (a),(b)	49,952	2,072,009
DoubleVerify Holdings, Inc. (a)	108,441	2,234,969
DXC Technology Co. (a)	141,253	3,068,015
Grid Dynamics Holdings, Inc. (a)	47,298	1,068,462
InterDigital, Inc.	19,758	3,615,319
LiveRamp Holdings, Inc. (a)	50,447	1,715,198
MARA Holdings, Inc. (a),(b)	250,709	4,598,003
N-able, Inc. (a)	54,861	531,603
NCR Voyix Corp. (a),(b)	111,893	1,375,165
Progress Software Corp. (b)	33,176	1,901,980
SolarWinds Corp.	41,753	621,285
Sprinklr, Inc., Cl. A (a),(b)	86,293	768,871
SPS Commerce, Inc. (a)	29,125	5,378,805
		47,419,301
Technology Hardware & Equipment — 4.3%
Advanced Energy Industries, Inc.	29,119	3,351,015
Arlo Technologies, Inc. (a)	79,074	925,957
Badger Meter, Inc.	22,814	4,880,143
Benchmark Electronics, Inc.	27,769	1,184,626
Calix, Inc. (a)	45,866	1,819,963
Corsair Gaming, Inc. (a)	33,301	305,037
CTS Corp.	23,307	1,190,755
Digi International, Inc. (a)	28,760	898,750
ePlus, Inc. (a)	20,643	1,649,376
Extreme Networks, Inc. (a)	102,520	1,620,841
Harmonic, Inc. (a)	91,282	1,029,661
Insight Enterprises, Inc. (a),(b)	21,190	3,660,573
Itron, Inc. (a)	34,898	3,746,649

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Technology Hardware & Equipment — 4.3% (continued)
Knowles Corp. (a)	67,115	1,270,487
NetScout Systems, Inc. (a)	55,297	1,318,280
OSI Systems, Inc. (a),(b)	12,023	2,361,798
PC Connection, Inc.	9,504	705,387
Plexus Corp. (a)	21,221	3,007,228
Rogers Corp. (a)	13,216	1,229,749
Sanmina Corp. (a)	42,297	3,541,528
ScanSource, Inc. (a)	17,011	711,910
TTM Technologies, Inc. (a)	79,743	1,960,880
Viasat, Inc. (a),(b)	67,810	652,332
Viavi Solutions, Inc. (a)	170,161	2,048,738
Vishay Intertechnology, Inc.	86,656	1,467,086
Xerox Holdings Corp. (b)	91,099	777,985
		47,316,734
Telecommunication Services — .9%
Cogent Communications Holdings, Inc. (b)	32,808	2,471,755
Gogo, Inc. (a),(b)	46,592	393,236
Lumen Technologies, Inc. (a)	790,575	3,905,440
Shenandoah Telecommunications Co.	36,589	395,161
Telephone and Data Systems, Inc.	76,073	2,689,181
		9,854,773
Transportation — 2.7%
Alaska Air Group, Inc. (a)	98,275	7,198,644
Allegiant Travel Co. (b)	11,439	1,171,697
ArcBest Corp.	18,177	1,737,903
Forward Air Corp. (a)	15,370	495,683
Heartland Express, Inc.	33,931	388,171
Hertz Global Holdings, Inc. (a),(b)	95,437	394,155
Hub Group, Inc., Cl. A	46,813	2,088,328
JetBlue Airways Corp. (a),(b)	233,087	1,533,712
Marten Transport Ltd.	44,206	680,772
Matson, Inc.	25,888	3,672,213
RXO, Inc. (a),(b)	108,310	2,778,151
Schneider National, Inc., Cl. B (b)	37,234	1,107,711
SkyWest, Inc. (a)	31,243	3,777,904
Sun Country Airlines Holdings, Inc. (a)	31,475	533,816
Werner Enterprises, Inc. (b)	47,965	1,731,536
		29,290,396
Utilities — 2.1%
American States Water Co.	29,106	2,168,397
Avista Corp.	61,045	2,235,468
California Water Service Group	45,900	2,078,811
Chesapeake Utilities Corp.	17,632	2,155,512
Clearway Energy, Inc., Cl. A	27,151	666,014
Clearway Energy, Inc., Cl. C	63,641	1,650,211
MDU Resources Group, Inc.	158,799	2,829,798

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Utilities — 2.1% (continued)
MGE Energy, Inc.	28,069	2,522,000
Middlesex Water Co.	13,954	706,630
Northwest Natural Holding Co.	31,115	1,242,111
Otter Tail Corp.	32,471	2,501,566
SJW Group	23,920	1,201,502
Unitil Corp.	12,844	688,053
		22,646,073
Total Common Stocks (cost $732,953,638)		1,082,980,973

	Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
Omniab Operations, Inc.-Earnout 12.5	9,476	0
Omniab Operations, Inc.-Earnout 15.0	9,476	0
Total Rights (cost $33,892)		0

Shares
Exchange-Traded Funds — .1%
Registered Investment Companies — .1%
iShares Core S&P Small-Cap ETF (cost $1,548,370)	13,566	1,606,757

	1-Day Yield (%)
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $5,145,945)	4.42	5,145,945	5,145,945
Investment of Cash Collateral for Securities Loaned — 1.4%
Registered Investment Companies — 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $15,111,122)	4.42	15,111,122	15,111,122
Total Investments (cost $754,792,967)		101.5%	1,104,844,797
Liabilities, Less Cash and Receivables		(1.5)%	(16,202,876)
Net Assets		100.0%	1,088,641,921

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2025, the value of the fund’s securities on loan was $148,507,625 and the value of the collateral was
$152,730,454, consisting of cash collateral of $15,111,122 and U.S. Government & Agency securities valued at $137,619,332.  In addition, the value of collateral may include pending sales that are also on loan.

Statement of Investments (Unaudited) (continued)
(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-Mini Russell 2000	47	3/21/2025	5,378,039	5,394,190	16,151
Gross Unrealized Appreciation					16,151
See notes to statement of investments.

Statement of Investments
BNY Mellon Smallcap Stock Index Fund

January 31, 2025 (Unaudited)
The following is a summary of the inputs used as of January 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,082,980,973	—	—	1,082,980,973
Exchange-Traded Funds	1,606,757	—	—	1,606,757
Rights	—	0	—	0
Investment Companies	20,257,067	—	—	20,257,067
	1,104,844,797	0	—	1,104,844,797
Other Financial Instruments:
Futures††	16,151	—	—	16,151
	16,151	—	—	16,151

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2025 are set forth in the Statement of Investments.
At January 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $350,067,981, consisting of $436,082,741 gross unrealized appreciation and $86,014,760 gross unrealized depreciation.
At January 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.